Cover	Sep. 15, 2025
Cover [Abstract]
Entity Registrant Name	LIGHTPATH TECHNOLOGIES, INC.
Entity Central Index Key	0000889971
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 15, 2025
Entity File Number	000-27548
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-0708398
Entity Address Address Line 1	2603 Challenger Tech Court
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Orlando
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32826
City Area Code	407
Local Phone Number	382-4003
Security 12b Title	Class A Common Stock, par value $0.01
Trading Symbol	LPTH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false